Leases (Details 3) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	$ 15,204	$ 6,293,230
Not later than 1 year [Member]
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	10,660
Later than 1 year and not later than 5 years [Member]
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases	4,544	6,253,280
More than 5 years [Member]
Disclosure of financial liabilities [line items]
Future minimum proceeds under non-cancellable operating leases		$ 39,950